CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS
Brookfield Renewable’s cash and cash equivalents as at December 31 are as follows:

(MILLIONS)	2023	2022
Cash	$821	$728
Cash subject to restriction	251	268
Short-term deposits	69	2
	$1,141	$998